Proforma Computation of Basic and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income attributable to common stockholders	$ 7,045	[1]	$ 3,079	[1]	$ 6,747	$ 7,919	$ 15,211
Dividends on preferred stock	(320)	[1]	(648)	[1]	(1,073)	(402)	(334)
Net income attributable to common stockholders	6,725	[1]	2,431	[1]	5,674	7,517	14,877
Weighted average shares used to compute diluted net income per share	66,626	[1]	31,368	[1]	40,681	31,320	31,320
Dilutive effect of stock options	3,268		802		1,574	161
Weighted average shares used to compute diluted pro forma net income per share	79,854	[1]	43,356	[1]	56,645	42,666	42,505
Net income per share attributable to common stockholders:
Basic	$ 0.10	[1]	$ 0.08	[1]	$ 0.14	$ 0.24	$ 0.48
Diluted	$ 0.09	[1]	$ 0.07	[1]	$ 0.12	$ 0.19	$ 0.36
Pro Forma
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income attributable to common stockholders			2,431		5,674
Dividends on preferred stock			648		1,073
Net income attributable to common stockholders			$ 3,079		$ 6,747
Weighted average shares used to compute basic net income per share attributable to common stockholders			31,368		40,681
Adjustment for assumed conversion of preferred stock to common stock			11,186		14,390
Weighted average shares used to compute diluted net income per share			42,554	[1]	55,071
Dilutive effect of stock options			802		1,574
Weighted average shares used to compute diluted pro forma net income per share			43,356	[1]	56,645
Net income per share attributable to common stockholders:
Basic			$ 0.06	[1]	$ 0.12
Diluted			$ 0.07	[1]	$ 0.12

[1]	Unaudited